Convertible Preferred Stock and Stockholders' Deficit - Schedule of Convertible Preferred Stock Outstanding (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Shares Authorized	117,889,475	104,018,468	104,018,468
Shares Issued	104,803,325	98,491,880	75,563,784
Shares Outstanding	104,803,325	98,491,880	75,563,784
Net Carrying Value	$ 175,490	$ 161,111	$ 108,643
Aggregate Liquidation Preference	$ 184,469	$ 170,000	$ 117,437
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	37,509,105	37,509,105	37,509,105
Shares Issued	37,509,105	37,509,105	37,509,105
Shares Outstanding	37,509,105	37,509,105	37,509,105
Net Carrying Value	$ 28,861	$ 28,861	$ 28,861
Aggregate Liquidation Preference	$ 37,509	$ 37,509	$ 37,509
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	25,000,000	25,000,000	25,000,000
Shares Issued	25,000,000	25,000,000	25,000,000
Shares Outstanding	25,000,000	25,000,000	25,000,000
Net Carrying Value	$ 49,926	$ 49,926	$ 49,926
Aggregate Liquidation Preference	$ 50,000	$ 50,000	$ 50,000
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	26,109,363	26,109,363	26,240,224
Shares Issued	26,109,363	26,109,363	13,054,679
Shares Outstanding	26,109,363	26,109,363	13,054,679
Net Carrying Value	$ 59,770	$ 59,770	$ 29,856
Aggregate Liquidation Preference	$ 59,856	$ 59,856	$ 29,928
Series C-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	29,271,007	15,400,000
Shares Issued	16,184,857	9,873,412
Shares Outstanding	16,184,857	9,873,412
Net Carrying Value	$ 36,933	$ 22,554
Aggregate Liquidation Preference	$ 37,104	$ 22,635
Adjustment
Temporary Equity [Line Items]
Shares Authorized			88,749,329